Capital Stock (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Capital Stock

	Common Shares in Treasury	Common Shares Outstanding
Balance at January 1, 2014	12,772,498	100,129,380
Shares tendered as payment for option rights exercised	7,229	(7,229)
Shares issued for exercise of option rights		1,423,395
Shares tendered in connection with grants of restricted stock	108,352	(108,352)
Net shares issued for grants of restricted stock		191,979
Treasury stock purchased	6,925,000	(6,925,000)
Balance at December 31, 2014	19,813,079	94,704,173
Shares tendered as payment for option rights exercised	14,542	(14,542)
Shares issued for exercise of option rights		1,133,050
Shares tendered in connection with grants of restricted stock	111,433	(111,433)
Net shares issued for grants of restricted stock		110,277
Treasury stock purchased	3,575,000	(3,575,000)
Balance at December 31, 2015	23,514,054	92,246,525
Shares tendered as payment for option rights exercised	3,441	(3,441)
Shares issued for exercise of option rights		733,876
Shares tendered in connection with grants of restricted stock	59,916	(59,916)
Net shares issued for grants of restricted stock		95,987
Balance at December 31, 2016	23,577,411	93,013,031